Supplementary Oil And Gas Information (Unaudited) - Natural Gas Narrative (Details) - MMBbls	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Sales of reserves in place (in Bcf)	1
Natural Gas
Reserve Quantities [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	1,173	928	3,617
Extensions and discoveries (in MMbbl)	1,185	251	545
Improved recovery (in MMbbl)	603	192	161
Sales of reserves in place (in Bcf)	6	0	1
Purchases of reserves in place (in MMbbl)	0	228	1,654
Production (in Bcf)	755	693	587
Economic revisions due to prices (in Bcf)	88	(575)	708
Revisions of prior estimates (in Bcf)	58	1,526	1,136